DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Total debt, net deferred finance charges	$ 1,371,034	$ 1,374,710
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(118,850)	(78,101)
Long-term debt, net of deferred finance charges	$ 1,252,184	$ 1,296,609